SYMETRA LIFE INSURANCE COMPANY
                 Symetra Deferred Variable Annuity Account

                        Supplement to Prospectus
                      Supplement dated May 24, 2006
            to Prospectus dated May 1, 1998 as supplemented






Effective May 24, 2006, Pioneer Small Cap Value II VCT Portfolio - Class I shares merged into Pioneer Small Cap Value VCT Portfolio - Class I shares.
Accordingly, any reference to Pioneer Small Cap Value II VCT Portfolio - Class
I shares in this prospectus is replaced with Pioneer Small Cap Value VCT
Portfolio - Class I shares.

The following Portfolio Operating Expenses replaces the Portfolio Operating
Expense information for Pioneer Small Cap Value II VCT Portfolio - Class I shares found in the Prospectus.
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

													   Net Total
                											   Annual
	 				                  Distribution	          Total			   Portfolio
  			                       Management   Service 	 Other	  Annual    Contractual	   Operating
	       		                         Fees     (12b-1) Fees	Expenses  Portfolio Expense Waiver  Expenses
									          Operating       or	   (After any
									          Expenses  Reimbursement  reimbursement
													   and waiver
													   agreements)
------------------------------------------------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio - 	0.75%	 	None	  0.40%	    1.15%	--	      1.15%
Class I Shares

